Related-Party Transactions	9 Months Ended	12 Months Ended
	Oct. 01, 2013	Jan. 01, 2013
Related Party Transactions [Abstract]
Related-Party Transactions
Related-Party Transactions
In the first three quarters of 2013 and the first three quarters of 2012, the Company paid $375,000 and $625,000, respectively, to Catterton Partners and Argentia Private Investments Inc. or their affiliates ("Equity Sponsors") for management service fees and Class C Dividends pursuant to a management services agreement and an agreement to pay dividends on its Class C common stock. In connection with the IPO, the management services agreement expired and the one share of Class C common stock was redeemed therefore no payments were made in the third quarter of 2013. Management service fees and Class C dividends paid in prior fiscal quarters varies due to the timing of payments.

In connection with the IPO during the second quarter of 2013, the Company paid $1.7 million of transaction bonuses and related payroll taxes to employees of the Company and $0.8 million in transaction payments to the Equity Sponsors.

Related-Party Transactions
During 2012 and 2011, the Company paid $1.1 million to the Equity Sponsors for management service fees and Class C dividends pursuant to a management services agreement and an agreement to pay dividends on its Class C common stock. Management service fees and Class C dividends paid in each fiscal year vary due to the timing of payments.
In February 2011, the Company paid the Equity Sponsors $45.9 million to repay subordinated notes, which included amounts accrued for PIK interest. See Note 4, Borrowings.
As discussed in Note 2, Equity Recapitalization, Catterton and Argentia each own approximately 45% of the Company's common shares; however, the terms of the Company's certificate of incorporation prevent control by Catterton or Argentia.
Stockholders Agreement.    In connection with the 2010 merger, the Company entered into a stockholders agreement with the Equity Sponsors. Under the 2010 Stockholders Agreement, each of Catterton and Argentia have agreed to vote its respective shares of common stock to elect two directors selected by Argentia. Furthermore, if the Public Sector Pension Investment Board Act ceases to prohibit PSPIB from investing in securities of a corporation to which are attached more than 30% of the votes that may be cast to elect directors, each of Catterton and Argentia will vote its respective shares of common stock to elect two directors selected by Catterton. Additionally, Catterton will not vote its shares to elect any three of the five directors not designated by Argentia, unless any such director has been approved by Argentia. Catterton and Argentia have further agreed not to vote their shares in favor of any of certain actions without the mutual consent of the other.